December 31, 2004	• Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Annual
Report

Pacific Life & Annuity

TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health		Focused
	Chip	Growth	Research	Duration Bond	TollkeeperSM	Services	Sciences	Technology	30
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$1,022,175
Aggressive Growth Portfolio		$87,605
Diversified Research Portfolio			$296,377
Short Duration Bond Portfolio				$243,218
I-Net Tollkeeper PortfolioSM					$32,979
Financial Services Portfolio						$620,816
Health Sciences Portfolio							$287,112
Technology Portfolio								$219,838
Focused 30 Portfolio									$159,208
Receivables:
Due from Pacific Life & Annuity Company	459	8	60	—	—	15	15	9	1

Total Assets	1,022,634	87,613	296,437	243,218	32,979	620,831	287,127	219,847	159,209

LIABILITIES
Payables:
Fund shares purchased	459	8	60	—	—	15	15	9	1

Total Liabilities	459	8	60	—	—	15	15	9	1

NET ASSETS	$1,022,175	$87,605	$296,377	$243,218	$32,979	$620,816	$287,112	$219,838	$159,208

Shares Owned in each Portfolio	130,498	9,921	25,155	24,824	7,425	57,044	29,503	46,934	19,430

Cost of Investments	$873,388	$67,260	$258,445	$246,192	$24,803	$501,628	$229,581	$195,104	$118,425

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004

	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap	Multi-	Main
	LT	Value	Value	Opportunities	Large-Cap	Index	Index	Strategy	Street® Core
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Growth LT Portfolio	$397,256
Mid-Cap Value Portfolio		$1,441,834
International Value Portfolio			$509,010
Capital Opportunities Portfolio				$105,748
International Large-Cap Portfolio					$662,002
Equity Index Portfolio						$895,158
Small-Cap Index Portfolio							$831,677
Multi-Strategy Portfolio								$264,157
Main Street® Core Portfolio									$582,475
Receivables:
Due from Pacific Life & Annuity Company	104	4,910	228	118	4,109	—	49	—	—
Fund shares redeemed	—	—	—	—	—	—	—	12	—

Total Assets	397,360	1,446,744	509,238	105,866	666,111	895,158	831,726	264,169	582,475

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—	—	12	—
Fund shares purchased	104	4,910	228	118	4,109	—	49	—	—

Total Liabilities	104	4,910	228	118	4,109	—	49	12	—

NET ASSETS	$397,256	$1,441,834	$509,010	$105,748	$662,002	$895,158	$831,677	$264,157	$582,475

Shares Owned in each Portfolio	20,534	79,030	34,350	12,097	84,164	31,105	60,453	16,139	28,734

Cost of Investments	$302,209	$1,031,137	$360,036	$83,039	$492,851	$775,501	$661,169	$223,049	$475,240

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004

	Emerging	Inflation	Managed	Small-Cap	Money	High Yield	Equity		Aggressive
	Markets	Managed	Bond	Value	Market	Bond	Income	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Emerging Markets Portfolio	$1,083,672
Inflation Managed Portfolio		$657,071
Managed Bond Portfolio			$963,082
Small-Cap Value Portfolio				$191,288
Money Market Portfolio					$845,489
High Yield Bond Portfolio						$408,790
Equity Income Portfolio							$112,375
Equity Portfolio								$57,019
Aggressive Equity Portfolio									$124,236
Receivables:
Due from Pacific Life & Annuity Company	3,920	25	159	141	14,079	22	—	4	71
Fund shares redeemed	—	—	—	—	—	—	40	—	—
Other	27	—	—	—	2	—	—	—	—

Total Assets	1,087,619	657,096	963,241	191,429	859,570	408,812	112,415	57,023	124,307

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—	40	—	—
Fund shares purchased	3,920	25	159	141	14,079	22	—	4	71

Total Liabilities	3,920	25	159	141	14,079	22	40	4	71

NET ASSETS	$1,083,699	$657,071	$963,082	$191,288	$845,491	$408,790	$112,375	$57,019	$124,236

Shares Owned in each Portfolio	82,529	53,054	85,325	12,675	83,831	57,157	9,498	3,138	11,540

Cost of Investments	$631,205	$612,944	$949,287	$155,825	$845,594	$376,143	$90,950	$48,874	$88,777

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004

	Large-Cap		Real	Mid-Cap
	Value	Comstock	Estate	Growth	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Account	Account	Account
	Account	Account	Account	Account	II	III	V

ASSETS
Investments:
Large-Cap Value Portfolio	$1,020,835
Comstock Portfolio		$200,129
Real Estate Portfolio			$1,114,695
Mid-Cap Growth Portfolio				$143,842
Turner Core Growth Fund					$10,713
Frontier Capital Appreciation Fund						$6,392
Business Opportunity Value Fund							$10,816
Receivables:
Due from Pacific Life & Annuity Company	391	2,036	4,915	11	—	—	—

Total Assets	1,021,226	202,165	1,119,610	143,853	10,713	6,392	10,816

LIABILITIES
Payables:
Fund shares purchased	391	2,036	4,915	11	—	—	—

Total Liabilities	391	2,036	4,915	11	—	—	—

NET ASSETS	$1,020,835	$200,129	$1,114,695	$143,842	$10,713	$6,392	$10,816

Shares Owned in each Portfolio/Fund	80,908	19,366	52,501	21,095	732	296	884

Cost of Investments	$849,138	$159,269	$751,445	$102,951	$9,478	$5,671	$9,575

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health		Focused
	Chip	Growth	Research	Duration Bond	Tollkeeper	Services	Sciences	Technology	30
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$6,162	$—	$1,637	$5,603	$—	$5,203	$—	$—	$74

Net Investment Income	6,162	—	1,637	5,603	—	5,203	—	—	74

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(750)	79	(10)	(571)	1,053	599	(1,304)	(1,695)	2,159
Change in net unrealized appreciation (depreciation) on investments	40,574	8,385	24,480	(2,259)	3,444	42,490	20,635	12,111	12,654

Net Gain (Loss) on Investments	39,824	8,464	24,470	(2,830)	4,497	43,089	19,331	10,416	14,813

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,986	$8,464	$26,107	$2,773	$4,497	$48,292	$19,331	$10,416	$14,887

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004

	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap	Multi-	Main
	LT	Value	Value	Opportunities	Large-Cap	Index	Index	Strategy	Street Core
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$4,678	$7,380	$708	$5,590	$14,595	$4,463	$4,381	$7,245

Net Investment Income	—	4,678	7,380	708	5,590	14,595	4,463	4,381	7,245

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(3,769)	(835)	10,351	(86)	(385)	(5,679)	3,519	571	(419)
Change in net unrealized appreciation on investments	37,375	254,920	38,734	11,288	94,417	64,447	109,295	18,774	42,475

Net Gain on Investments	33,606	254,085	49,085	11,202	94,032	58,768	112,814	19,345	42,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,606	$258,763	$56,465	$11,910	$99,622	$73,363	$117,277	$23,726	$49,301

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004

	Emerging	Inflation	Managed	Small-Cap	Money	High Yield	Equity		Aggressive
	Markets	Managed	Bond	Value	Market	Bond	Income	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$15,283	$35,227	$35,498	$5,106	$11,235	$29,355	$1,557	$429	$751

Net Investment Income	15,283	35,227	35,498	5,106	11,235	29,355	1,557	429	751

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	2,257	3,980	(4,861)	(79)	(393)	(6,985)	(93)	145	(908)
Change in net unrealized appreciation on investments	258,593	5,858	15,040	23,634	1,131	8,377	9,565	3,155	18,751

Net Gain on Investments	260,850	9,838	10,179	23,555	738	1,392	9,472	3,300	17,843

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$276,133	$45,065	$45,677	$28,661	$11,973	$30,747	$11,029	$3,729	$18,594

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR/PERIOD ENDED DECEMBER 31, 2004

	Large-Cap		Real	Mid-Cap
	Value	Comstock	Estate	Growth	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Account	Account	Account
	Account	Account	Account	Account	II (1)	III (1)	V (1)

INVESTMENT INCOME
Dividends	$12,329	$1,966	$28,121	$—	$26	$—	$123

Net Investment Income	12,329	1,966	28,121	—	26	—	123

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(5,327)	—	(474)	(11,652)	6	4	5
Change in net unrealized appreciation on investments	79,239	23,316	249,630	23,582	1,234	720	1,242

Net Gain on Investments	73,912	23,316	249,156	11,930	1,240	724	1,247

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,241	$25,282	$277,277	$11,930	$1,266	$724	$1,370

(1)	Operations commenced during 2004 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip		Aggressive Growth		Diversified Research		Short Duration Bond
	Variable Account		Variable Account		Variable Account		Variable Account (1)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,162	$1,414	$—	$—	$1,637	$228	$5,603	$2,856
Net realized gain (loss) from security transactions	(750)	(12,292)	79	(3,078)	(10)	(720)	(571)	(703)
Change in net unrealized appreciation (depreciation) on investments	40,574	126,101	8,385	15,573	24,480	14,567	(2,259)	(716)

Net Increase in Net Assets Resulting from Operations	45,986	115,223	8,464	12,495	26,107	14,075	2,773	1,437

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	285,964	268,625	29,109	26,898	30,732	9,549	36,365	19,751
Transfers between variable accounts, net	100,048	256,142	3,481	946	189,790	43,144	33,328	220,843
Transfers—policy charges and deductions	(82,355)	(72,937)	(12,082)	(15,405)	(24,739)	(9,331)	(24,437)	(11,182)
Transfers—surrenders	(11,685)	(5,646)	(4,479)	(321)	(1,234)	(4,887)	(752)	—
Transfers—other	(3,389)	(2,779)	(390)	(299)	(1,966)	(2,504)	(165)	(34,743)

Net Increase in Net Assets Derived from Policy Transactions	288,583	443,405	15,639	11,819	192,583	35,971	44,339	194,669

NET INCREASE IN NET ASSETS	334,569	558,628	24,103	24,314	218,690	50,046	47,112	196,106

NET ASSETS
Beginning of Year/Period	687,606	128,978	63,502	39,188	77,687	27,641	196,106	—

End of Year/Period	$1,022,175	$687,606	$87,605	$63,502	$296,377	$77,687	$243,218	$196,106

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	I-Net Tollkeeper		Financial Services		Health Sciences		Technology
	Variable Account		Variable Account		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$5,203	$2,705	$—	$—	$—	$—
Net realized gain (loss) from security transactions	1,053	(2,171)	599	(1,552)	(1,304)	(2,068)	(1,695)	(2,667)
Change in net unrealized appreciation on investments	3,444	9,744	42,490	78,658	20,635	43,633	12,111	18,445

Net Increase in Net Assets Resulting from Operations	4,497	7,573	48,292	79,811	19,331	41,565	10,416	15,778

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	9,294	7,801	186,434	182,072	93,583	87,111	43,953	27,174
Transfers between variable accounts, net	(972)	1,299	8,348	173,564	23,128	2,965	118,789	30,844
Transfers—policy charges and deductions	(6,779)	(6,112)	(30,789)	(35,469)	(43,913)	(38,793)	(29,775)	(13,095)
Transfers—surrenders	—	—	(9,374)	(4,489)	(14,777)	(1,952)	(5,247)	(225)
Transfers—other	(242)	54	(442)	(587)	(2,382)	(843)	(784)	(7,226)

Net Increase in Net Assets Derived from Policy Transactions	1,301	3,042	154,177	315,091	55,639	48,488	126,936	37,472

NET INCREASE IN NET ASSETS	5,798	10,615	202,469	394,902	74,970	90,053	137,352	53,250

NET ASSETS
Beginning of Year	27,181	16,566	418,347	23,445	212,142	122,089	82,486	29,236

End of Year	$32,979	$27,181	$620,816	$418,347	$287,112	$212,142	$219,838	$82,486

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Focused 30		Growth LT		Mid-Cap Value		International Value
	Variable Account		Variable Account		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$74	$—	$—	$—	$4,678	$3,986	$7,380	$8,362
Net realized gain (loss) from security transactions	2,159	277	(3,769)	(27,101)	(835)	(12,247)	10,351	15,390
Change in net unrealized appreciation on investments	12,654	29,190	37,375	107,021	254,920	183,457	38,734	101,635

Net Increase in Net Assets Resulting from Operations	14,887	29,467	33,606	79,920	258,763	175,196	56,465	125,387

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	59,353	41,728	163,883	109,172	322,451	288,747	87,401	69,962
Transfers between variable accounts, net	16,283	52,585	(45,316)	25,523	131,993	258,662	(150,111)	251,645
Transfers—policy charges and deductions	(37,934)	(25,372)	(55,066)	(97,750)	(110,109)	(95,050)	(64,316)	(40,779)
Transfers—surrenders	—	—	(1,614)	(1,134)	(17,107)	(6,661)	(4,033)	(962)
Transfers—other	(239)	(91)	(1,612)	(876)	(1,478)	(3,435)	(2,329)	(36,738)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	37,463	68,850	60,275	34,935	325,750	442,263	(133,388)	243,128

NET INCREASE (DECREASE) IN NET ASSETS	52,350	98,317	93,881	114,855	584,513	617,459	(76,923)	368,515

NET ASSETS
Beginning of Year	106,858	8,541	303,375	188,520	857,321	239,862	585,933	217,418

End of Year	$159,208	$106,858	$397,256	$303,375	$1,441,834	$857,321	$509,010	$585,933

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Capital Opportunities		International Large-Cap		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$708	$250	$5,590	$3,095	$14,595	$6,780	$4,463	$1,324
Net realized gain (loss) from security transactions	(86)	(1,572)	(385)	8,681	(5,679)	(48,733)	3,519	(3,274)
Change in net unrealized appreciation on investments	11,288	15,585	94,417	72,342	64,447	147,254	109,295	80,720

Net Increase in Net Assets Resulting from Operations	11,910	14,263	99,622	84,118	73,363	105,301	117,277	78,770

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	21,358	18,139	103,419	68,820	127,037	83,930	122,143	55,179
Transfers between variable accounts, net	15,501	1,986	176,661	153,482	307,423	30,954	424,383	91,121
Transfers—policy charges and deductions	(12,800)	(9,455)	(66,907)	(35,397)	(101,058)	(51,551)	(92,083)	(33,162)
Transfers—surrenders	(2,600)	(3,622)	(14,096)	(1,683)	(10,728)	(254)	(8,228)	—
Transfers—other	(188)	(327)	(689)	(37,858)	(3,483)	(56,652)	(1,493)	(38,105)

Net Increase in Net Assets Derived from Policy Transactions	21,271	6,721	198,388	147,364	319,191	6,427	444,722	75,033

NET INCREASE IN NET ASSETS	33,181	20,984	298,010	231,482	392,554	111,728	561,999	153,803

NET ASSETS
Beginning of Year	72,567	51,583	363,992	132,510	502,604	390,876	269,678	115,875

End of Year	$105,748	$72,567	$662,002	$363,992	$895,158	$502,604	$831,677	$269,678

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy		Main Street Core		Emerging Markets		Inflation Managed
	Variable Account		Variable Account (1)		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,381	$2,895	$7,245	$4,127	$15,283	$4,286	$35,227	$20,089
Net realized gain (loss) from security transactions	571	(1,975)	(419)	(46,482)	2,257	1,951	3,980	(2,259)
Change in net unrealized appreciation on investments	18,774	33,135	42,475	134,196	258,593	192,428	5,858	11,432

Net Increase in Net Assets Resulting from Operations	23,726	34,055	49,301	91,841	276,133	198,665	45,065	29,262

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	71,499	83,569	70,922	60,075	192,105	177,306	101,215	222,085
Transfers between variable accounts, net	(826)	14,403	49,484	42,509	146,181	189,756	(211,908)	244,460
Transfers—policy charges and deductions	(31,662)	(26,962)	(51,225)	(42,581)	(59,560)	(36,488)	(69,046)	(104,672)
Transfers—surrenders	(1,339)	(505)	(1,799)	(1,157)	(2,357)	(4,198)	(2,854)	(3,775)
Transfers—other	(2,611)	(2,790)	(1,471)	(14,763)	(356)	(15,403)	1,432	(33,250)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	35,061	67,715	65,911	44,083	276,013	310,973	(181,161)	324,848

NET INCREASE (DECREASE) IN NET ASSETS	58,787	101,770	115,212	135,924	552,146	509,638	(136,096)	354,110

NET ASSETS
Beginning of Year	205,370	103,600	467,263	331,339	531,553	21,915	793,167	439,057

End of Year	$264,157	$205,370	$582,475	$467,263	$1,083,699	$531,553	$657,071	$793,167

(1)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Bond		Small-Cap Value		Money Market		High Yield Bond
	Variable Account		Variable Account (1)		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$35,498	$58,926	$5,106	$558	$11,235	$13,152	$29,355	$25,061
Net realized gain (loss) from security transactions	(4,861)	1,816	(79)	2,214	(393)	320	(6,985)	7,751
Change in net unrealized appreciation (depreciation) on investments	15,040	(23,943)	23,634	11,829	1,131	(1,059)	8,377	25,737

Net Increase in Net Assets Resulting from Operations	45,677	36,799	28,661	14,601	11,973	12,413	30,747	58,549

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	200,614	206,349	34,324	7,271	1,884,006	5,024,753	104,305	226,419
Transfers between variable accounts, net	112,604	107,155	76,103	94,360	(3,969,579)	(3,238,179)	32,187	(99,238)
Transfers—policy charges and deductions	(103,009)	(91,341)	(14,276)	(4,659)	(289,143)	(291,238)	(67,663)	(99,741)
Transfers—surrenders	(661)	(117,522)	(7,855)	—	(5,266)	(8,163)	(15,777)	(1,840)
Transfers—other	(7,094)	(11,177)	53	(37,295)	(10,391)	(3,024)	(3,410)	(38,791)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	202,454	93,464	88,349	59,677	(2,390,373)	1,484,149	49,642	(13,191)

NET INCREASE (DECREASE) IN NET ASSETS	248,131	130,263	117,010	74,278	(2,378,400)	1,496,562	80,389	45,358

NET ASSETS
Beginning of Year/Period	714,951	584,688	74,278	—	3,223,891	1,727,329	328,401	283,043

End of Year/Period	$963,082	$714,951	$191,288	$74,278	$845,491	$3,223,891	$408,790	$328,401

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Equity Income		Equity		Aggressive Equity		Large-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,557	$777	$429	$140	$751	$391	$12,329	$5,627
Net realized gain (loss) from security transactions	(93)	(886)	145	(2,271)	(908)	(3,737)	(5,327)	(5,345)
Change in net unrealized appreciation on investments	9,565	13,402	3,155	10,001	18,751	25,097	79,239	107,375

Net Increase in Net Assets Resulting from Operations	11,029	13,293	3,729	7,870	18,594	21,751	86,241	107,657

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	23,167	36,368	14,066	18,201	37,170	40,470	198,805	152,000
Transfers between variable accounts, net	22,476	14,713	5,044	(1,664)	6,696	5,638	301,192	243,208
Transfers—policy charges and deductions	(13,691)	(9,649)	(6,899)	(7,252)	(24,707)	(22,975)	(105,662)	(70,296)
Transfers—surrenders	(122)	—	(953)	(348)	(1,530)	(262)	(9,443)	(6,351)
Transfers—other	23	(61)	(65)	(155)	(1,134)	(613)	(4,958)	(43,595)

Net Increase in Net Assets Derived from Policy Transactions	31,853	41,371	11,193	8,782	16,495	22,258	379,934	274,966

NET INCREASE IN NET ASSETS	42,882	54,664	14,922	16,652	35,089	44,009	466,175	382,623

NET ASSETS
Beginning of Year	69,493	14,829	42,097	25,445	89,147	45,138	554,660	172,037

End of Year	$112,375	$69,493	$57,019	$42,097	$124,236	$89,147	$1,020,835	$554,660

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Comstock		Real Estate		Mid-Cap Growth
	Variable Account (1)		Variable Account		Variable Account		Variable Account II (2)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,966	$627	$28,121	$24,974	$—	$—	$26
Net realized gain (loss) from security transactions	—	(620)	(474)	(4,271)	(11,652)	(5,245)	6
Change in net unrealized appreciation on investments	23,316	18,709	249,630	120,260	23,582	24,119	1,234

Net Increase in Net Assets Resulting from Operations	25,282	18,716	277,277	140,963	11,930	18,874	1,266

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	47,730	32,699	231,190	201,846	41,733	34,681	—
Transfers between variable accounts, net	54,650	52,536	91,552	181,707	56,324	2,088	9,544
Transfers—policy charges and deductions	(23,861)	(13,256)	(59,591)	(53,013)	(40,196)	(18,729)	(98)
Transfers—surrenders	(10,100)	(1,501)	(1,198)	(4,251)	(7,875)	(989)	—
Transfers—other	863	30	(805)	(221)	(2,203)	(2,748)	1

Net Increase in Net Assets Derived from Policy Transactions	69,282	70,508	261,148	326,068	47,783	14,303	9,447

NET INCREASE IN NET ASSETS	94,564	89,224	538,425	467,031	59,713	33,177	10,713

NET ASSETS
Beginning of Year/Period	105,565	16,341	576,270	109,239	84,129	50,952	—

End of Year/Period	$200,129	$105,565	$1,114,695	$576,270	$143,842	$84,129	$10,713

(1)	Formerly named Strategic Value Variable Account.

(2)	Operations commenced during 2004 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account III (1)	Variable Account V (1)

	Period Ended	Period Ended
	December 31,	December 31,
	2004	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$123
Net realized gain from security transactions	4	5
Change in net unrealized appreciation on investments	720	1,242

Net Increase in Net Assets Resulting from Operations	724	1,370

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—
Transfers between variable accounts, net	5,727	9,544
Transfers—policy charges and deductions	(59)	(98)
Transfers—surrenders	—	—
Transfers—other	—	—

Net Increase in Net Assets Derived from Policy Transactions	5,668	9,446

NET INCREASE IN NET ASSETS	6,392	10,816

NET ASSETS
Beginning of Period	—	—

End of Period	$6,392	$10,816

(1)	Operations commenced during 2004 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended are presented in the table below. The ratio of expenses to average daily net assets was 0.00% for all Variable Accounts.

				Ratios of
	AUV	Number		Investment
For the	at	of	Total	Income to
Year or Period	End of	Units	Net	Average Net	Total
Ended	Year/Period	Outstanding	Assets	Assets (1)	Returns (2)

Blue Chip
2004	$8.38	121,939	$1,022,175	0.74%	4.65%
2003	8.01	85,844	687,606	0.31%	25.36%
2002	6.39	20,186	128,978	0.16%	(25.94%)
05/01/2001 - 12/31/2001 (3)	8.63	5,822	50,228	0.23%	(12.52%)

Aggressive Growth
2004	$9.59	9,130	$87,605	0.00%	11.88%
2003	8.58	7,405	63,502	0.00%	26.66%
2002	6.77	5,788	39,188	0.00%	(22.32%)
05/01/2001 - 12/31/2001 (3)	8.72	3,361	29,294	0.00%	(11.78%)

Diversified Research
2004	$11.55	25,653	$296,377	1.18%	11.20%
2003	10.39	7,478	77,687	0.49%	32.63%
2002	7.83	3,528	27,641	0.35%	(24.19%)
2001 (3)	10.33	1,681	17,372	0.36%	(2.05%)

Short Duration Bond
2004	$10.22	23,803	$243,218	2.53%	1.21%
05/01/2003 - 12/31/2003	10.10	19,424	196,106	2.68%	0.96%

I-Net Tollkeeper
2004	$4.83	6,825	$32,979	0.00%	12.66%
2003	4.29	6,337	27,181	0.00%	43.22%
2002	3.00	5,531	16,566	0.00%	(38.62%)
2001 (3)	4.88	4,642	22,652	0.00%	(32.93%)

Financial Services
2004	$11.12	55,851	$620,816	1.03%	8.72%
2003	10.22	40,919	418,347	0.98%	29.00%
2002	7.93	2,958	23,445	0.34%	(14.59%)
05/23/2001 - 12/31/2001 (3)	9.28	1,212	11,249	1.15%	(6.93%)

Health Sciences
2004	$10.63	27,013	$287,112	0.00%	7.54%
2003	9.88	21,465	212,142	0.00%	27.82%
2002	7.73	15,790	122,089	0.00%	(23.30%)
05/23/2001 - 12/31/2001 (3)	10.08	1,510	15,224	0.00%	2.05%

Technology
2004	$5.76	38,170	$219,838	0.00%	3.66%
2003	5.56	14,846	82,486	0.00%	42.58%
2002	3.90	7,503	29,236	0.00%	(46.34%)
05/23/2001 - 12/31/2001 (3)	7.26	3,769	27,373	0.00%	(25.70%)

Focused 30
2004	$11.59	13,742	$159,208	0.07%	14.85%
2003	10.09	10,593	106,858	0.00%	42.26%
2002	7.09	1,204	8,541	0.20%	(29.41%)
05/23/2001 - 12/31/2001 (3)	10.05	21	211	0.00%	0.59%

Growth LT
2004	$5.91	67,197	$397,256	0.00%	10.40%
2003	5.35	56,653	303,375	0.00%	33.98%
2002	4.00	47,167	188,520	1.01%	(28.97%)
2001 (3)	5.63	23,085	129,903	16.76%	(28.84%)

Mid-Cap Value
2004	$16.77	85,986	$1,441,834	0.44%	25.08%
2003	13.41	63,948	857,321	0.66%	29.10%
2002	10.38	23,099	239,862	6.45%	(14.46%)
2001 (3)	12.14	7,420	90,080	3.38%	13.93%

International Value
2004	$9.70	52,487	$509,010	1.54%	16.42%
2003	8.33	70,341	585,933	2.50%	27.71%
2002	6.52	33,334	217,418	1.14%	(13.91%)
2001 (3)	7.58	15,832	119,938	2.39%	(22.30%)

Capital Opportunities
2004	$8.67	12,198	$105,748	0.83%	12.69%
2003	7.69	9,433	72,567	0.43%	27.13%
2002	6.05	8,524	51,583	0.29%	(26.78%)
05/01/2001 - 12/31/2001 (3)	8.26	3,660	30,248	0.53%	(16.62%)

International Large-Cap
2004	$9.59	69,006	$662,002	1.17%	18.61%
2003	8.09	45,001	363,992	1.31%	30.52%
2002	6.20	21,382	132,510	1.03%	(17.63%)
2001 (3)	7.52	11,301	85,018	0.86%	(18.63%)

Equity Index
2004	$8.92	100,338	$895,158	1.95%	10.58%
2003	8.07	62,300	502,604	1.66%	28.29%
2002	6.29	62,159	390,876	7.14%	(22.34%)
2001 (3)	8.10	25,152	203,672	1.50%	(11.18%)

Small-Cap Index
2004	$13.78	60,351	$831,677	0.86%	17.76%
2003	11.70	23,045	269,678	0.70%	46.53%
2002	7.99	14,509	115,875	1.07%	(21.19%)
2001 (3)	10.13	1,777	18,006	10.34%	2.78%

Multi-Strategy
2004	$11.35	23,275	$264,157	1.91%	9.81%
2003	10.34	19,871	205,370	1.94%	23.28%
2002	8.38	12,357	103,600	3.61%	(13.06%)
2001 (3)	9.64	4,168	40,195	2.73%	(0.79%)

Main Street Core (4)
2004	$8.99	64,810	$582,475	1.42%	9.54%
2003	8.20	56,951	467,263	1.08%	26.96%
2002	6.46	51,270	331,339	1.03%	(28.40%)
2001 (3)	9.03	14,933	134,782	1.94%	(7.87%)

Emerging Markets
2004	$16.43	65,953	$1,083,699	2.16%	34.62%
2003	12.21	43,549	531,553	1.43%	68.48%
2002	7.24	3,025	21,915	0.47%	(3.07%)
2001 (3)	7.47	2,612	19,522	0.38%	(9.32%)

See Notes to Financial Statements	See explanation of references on page 19

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	AUV	Number		Investment
For the	at	of	Total	Income to
Year or Period	End of	Units	Net	Average Net	Total
Ended	Year/Period	Outstanding	Assets	Assets (1)	Returns (2)

Inflation Managed (5)
2004	$14.54	45,183	$657,071	6.84%	8.90%
2003	13.35	59,395	793,167	4.36%	8.24%
2002	12.34	35,589	439,057	2.77%	15.45%
2001 (3)	10.69	6,877	73,486	3.23%	4.28%

Managed Bond
2004	$13.72	70,185	$963,082	4.17%	5.38%
2003	13.02	54,904	714,951	9.54%	6.24%
2002	12.26	47,700	584,688	5.67%	10.93%
2001 (3)	11.05	13,249	146,390	5.42%	6.65%

Small-Cap Value
2004	$15.79	12,114	$191,288	4.43%	24.41%
05/01/2003 - 12/31/2003	12.69	5,852	74,278	1.49%	26.93%

Money Market
2004	$10.98	77,000	$845,491	0.87%	1.01%
2003	10.87	296,570	3,223,891	0.85%	0.79%
2002	10.79	160,151	1,727,329	1.43%	1.41%
2001 (3)	10.64	111,698	1,187,925	3.59%	3.85%

High Yield Bond
2004	$12.44	32,871	$408,790	7.23%	9.42%
2003	11.37	28,896	328,401	7.76%	20.29%
2002	9.45	29,958	283,043	9.26%	(3.00%)
2001 (3)	9.74	3,171	30,891	9.15%	1.17%

Equity Income
2004	$12.24	9,178	$112,375	1.85%	12.19%
2003	10.91	6,367	69,493	1.78%	26.24%
02/25/2002 - 12/31/2002	8.65	1,715	14,829	1.51%	(13.54%)

Equity
2004	$6.80	8,390	$57,019	0.88%	5.14%
2003	6.46	6,513	42,097	0.41%	24.33%
2002	5.20	4,895	25,445	0.45%	(26.51%)
2001 (3)	7.07	2,744	19,411	7.41%	(20.84%)

Aggressive Equity
2004	$8.25	15,051	$124,236	0.69%	18.94%
2003	6.94	12,846	89,147	0.55%	33.14%
2002	5.21	8,660	45,138	0.00%	(25.09%)
2001 (3)	6.96	5,138	35,750	0.00%	(16.90%)

Large-Cap Value
2004	$10.89	93,768	$1,020,835	1.57%	9.93%
2003	9.90	56,006	554,660	1.59%	31.24%
2002	7.55	22,798	172,037	1.49%	(22.96%)
2001 (3)	9.79	7,719	75,609	2.97%	(3.04%)

Comstock (6)
2004	$10.41	19,219	$200,129	1.39%	17.17%
2003	8.89	11,878	105,565	1.10%	31.38%
2002	6.76	2,416	16,341	0.08%	(22.15%)
02/27/2001 - 12/31/2001 (3)	8.69	731	6,356	0.65%	(12.47%)

Real Estate (7)
2004	$21.36	52,194	$1,114,695	3.65%	37.62%
2003	15.52	37,134	576,270	6.30%	37.52%
2002	11.28	9,680	109,239	6.07%	(0.32%)
2001 (3)	11.32	2,659	30,098	6.56%	8.79%

Mid-Cap Growth
2004	$7.61	18,906	$143,842	0.00%	21.59%
2003	6.26	13,445	84,129	0.00%	30.39%
2002	4.80	10,618	50,952	0.00%	(47.03%)
07/09/2001 - 12/31/2001 (3)	9.06	1,965	17,806	0.00%	(8.34%)

II
10/19/2004 - 12/31/2004 (8)	$11.33	945	$10,713	1.24%	13.33%

III
10/19/2004 - 12/31/2004 (8)	$11.27	567	$6,392	0.00%	12.70%

V
10/19/2004 - 12/31/2004 (8)	$11.44	945	$10,816	5.88%	14.43%

(1)	The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through December 28, 2001, the last business day of the fiscal year for the Separate Account.

(4)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(5)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(6)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(7)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

(8)	Operations commenced during 2004 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2004 is comprised of thirty-five subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM (Concentrated Growth effective February 1, 2005), Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account V. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each of the first thirty-one Variable Accounts invest in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last four Variable Accounts (I, II, III, and V) invest in shares of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Business Opportunity Value Funds, respectively, which are all portfolios of M Fund, Inc. (collectively, the “Funds”). Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

     The Separate Account organized and registered with the Securities and Exchange Commission four new Variable Accounts during 2004: The Variable Accounts I, II, III, and V. Variable Accounts II, III, and V commenced operations on October 19, 2004. There were no investments in the Variable Account I as of December 31, 2004.

     The net assets of the Pacific Select Fund’s Research, Global Growth, Telecommunications and Small-Cap Equity Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, Telecommunications and Small-Cap Equity Variable Accounts, were transferred to the Pacific Select Fund’s Diversified Research, International Large-Cap, Technology, and Small-Cap Index Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). The Reorganization took place on December 31, 2003 for all these Portfolios, except for the Reorganization between the Small-Cap Equity Portfolio and the Small-Cap Index Portfolio, which took place on April 30, 2004. In connection with the Reorganization, a total of 140 outstanding accumulation units (valued at $1,385) of the Research Variable Account were exchanged for 133 accumulation units with equal value of the Diversified Research Variable Account; a total of 2,588 outstanding accumulation units (valued at $25,124) of the Global Growth Variable Account were exchanged for 3,106 accumulation units with equal value of the International Large-Cap Variable Account; a total of 5,162 outstanding accumulation units (valued at $23,672) of the Telecommunications Variable Account were exchanged for 4,260 accumulation units with equal value of the Technology Variable Account; and a total of 24,656 outstanding accumulation units (valued at $201,921) of the Small-Cap Equity Variable Account were exchanged for 17,124 accumulation units with equal value of the Small-Cap Index Variable account.

     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

     The Separate Account held by PL&A represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to its financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

3. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES

     The cost of investments in the Funds’ shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of December 31, 2004, were as follows:

		Variable Accounts

		Blue	Aggressive	Diversified	Short Duration	I-Net	Financial	Health
		Chip	Growth	Research	Bond	Tollkeeper	Services	Sciences

Total cost of investments at beginning of year		$579,393	$51,542	$64,235	$196,821	$22,449	$341,649	$175,247
Add:	Total net proceeds from policy transactions	346,746	34,625	212,235	93,424	48,593	185,113	100,070
	Reinvested distributions from the Funds	6,162	—	1,637	5,603	—	5,203	—

	Sub-Total	932,301	86,167	278,107	295,848	71,042	531,965	275,317
Less:	Cost of investments disposed during the year	58,913	18,907	19,662	49,656	46,239	30,337	45,736

Total cost of investments at end of year		873,388	67,260	258,445	246,192	24,803	501,628	229,581
Add:	Unrealized appreciation (depreciation)	148,787	20,345	37,932	(2,974)	8,176	119,188	57,531

Total market value of investments at end of year		$1,022,175	$87,605	$296,377	$243,218	$32,979	$620,816	$287,112

		Tech-	Focused	Growth	Mid-Cap	International	Capital	International
		nology	30	LT	Value	Value	Opportunities	Large-Cap

Total cost of investments at beginning of year		$69,863	$78,728	$245,703	$701,544	$475,694	$61,146	$289,259
Add:	Total net proceeds from policy transactions	164,378	72,832	169,015	480,393	504,536	32,037	277,764
	Reinvested distributions from the Funds	—	74	—	4,678	7,380	708	5,590

	Sub-Total	234,241	151,634	414,718	1,186,615	987,610	93,891	572,613
Less:	Cost of investments disposed during the year	39,137	33,209	112,509	155,478	627,574	10,852	79,762

Total cost of investments at end of year		195,104	118,425	302,209	1,031,137	360,036	83,039	492,851
Add:	Unrealized appreciation	24,734	40,783	95,047	410,697	148,974	22,709	169,151

Total market value of investments at end of year		$219,838	$159,208	$397,256	$1,441,834	$509,010	$105,748	$662,002

		Equity	Small-Cap	Multi-	Main Street	Emerging	Inflation	Managed
		Index	Index	Strategy	Core	Markets	Managed	Bond

Total cost of investments at beginning of year		$447,392	$208,466	$183,037	$402,503	$337,681	$754,897	$716,195
Add:	Total net proceeds from policy transactions	831,802	750,748	112,150	98,446	334,792	326,029	279,635
	Reinvested distributions from the Funds	14,595	4,463	4,381	7,245	15,283	35,227	35,498

	Sub-Total	1,293,789	963,677	299,568	508,194	687,756	1,116,153	1,031,328
Less:	Cost of investments disposed during the year	518,288	302,508	76,519	32,954	56,551	503,209	82,041

Total cost of investments at end of year		775,501	661,169	223,049	475,240	631,205	612,944	949,287
Add:	Unrealized appreciation	119,657	170,508	41,108	107,235	452,467	44,127	13,795

Total market value of investments at end of year		$895,158	$831,677	$264,157	$582,475	$1,083,672	$657,071	$963,082

		Small-Cap	Money	High Yield	Equity		Aggressive	Large-Cap
		Value	Market	Bond	Income	Equity	Equity	Value

Total cost of investments at beginning of year		$62,448	$3,225,125	$304,131	$57,633	$37,108	$72,438	$462,202
Add:	Total net proceeds from policy transactions	113,159	2,595,769	271,458	40,366	24,452	78,390	668,648
	Reinvested distributions from the Funds	5,106	11,235	29,355	1,557	429	751	12,329

	Sub-Total	180,713	5,832,129	604,944	99,556	61,989	151,579	1,143,179
Less:	Cost of investments disposed during the year	24,888	4,986,535	228,801	8,606	13,115	62,802	294,041

Total cost of investments at end of year		155,825	845,594	376,143	90,950	48,874	88,777	849,138
Add:	Unrealized appreciation (depreciation)	35,463	(105)	32,647	21,425	8,145	35,459	171,697

Total market value of investments at end of year		$191,288	$845,489	$408,790	$112,375	$57,019	$124,236	$1,020,835

			Real	Mid-Cap
		Comstock	Estate	Growth	II (1)	III (1)	V (1)

Total cost of investments at beginning of year/period		$88,021	$462,650	$66,820	$—	$—	$—
Add:	Total net proceeds from policy transactions	93,269	344,852	302,690	9,544	5,726	9,544
	Reinvested distributions from the Funds	1,966	28,121	—	26	—	123

	Sub-Total	183,256	835,623	369,510	9,570	5,726	9,667
Less:	Cost of investments disposed during the year/period	23,987	84,178	266,559	92	55	92

Total cost of investments at end of year/period		159,269	751,445	102,951	9,478	5,671	9,575
Add:	Unrealized appreciation	40,860	363,250	40,891	1,235	721	1,241

Total market value of investments at end of year/period		$200,129	$1,114,695	$143,842	$10,713	$6,392	$10,816

(1)	Operations commenced during 2004 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

4. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the year ended December 31, 2004, were as follows:

	Variable Accounts

	Blue	Aggressive	Diversified	Short Duration	I-Net	Financial	Health
	Chip	Growth	Research	Bond	Tollkeeper	Services	Sciences

Total units outstanding at beginning of year	85,844	7,405	7,478	19,424	6,337	40,919	21,465
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	35,788	3,284	2,851	3,572	2,121	18,046	9,333
(b) Transfers between variable accounts, net	12,545	355	17,906	3,300	(64)	770	2,336
(c) Transfers—policy charges and deductions	(10,333)	(1,378)	(2,275)	(2,403)	(1,569)	(2,946)	(4,370)
(d) Transfers—surrenders	(1,476)	(494)	(115)	(73)	—	(896)	(1,512)
(e) Transfers—other	(429)	(42)	(192)	(17)	—	(42)	(239)

Sub-Total	36,095	1,725	18,175	4,379	488	14,932	5,548

Total units outstanding at end of year	121,939	9,130	25,653	23,803	6,825	55,851	27,013

	Tech-	Focused	Growth	Mid-Cap	International	Capital	International
	nology	30	LT	Value	Value	Opportunities	Large-Cap

Total units outstanding at beginning of year	14,846	10,593	56,653	63,948	70,341	9,433	45,001
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	8,191	5,227	29,940	22,033	10,223	2,721	12,137
(b) Transfers between variable accounts, net	21,707	1,546	(8,625)	8,892	(19,826)	2,003	21,413
(c) Transfers—policy charges and deductions	(5,480)	(3,599)	(10,182)	(7,524)	(7,517)	(1,622)	(7,864)
(d) Transfers—surrenders	(991)	—	(288)	(1,191)	(468)	(307)	(1,653)
(e) Transfers—other	(103)	(25)	(301)	(172)	(266)	(30)	(28)

Sub-Total	23,324	3,149	10,544	22,038	(17,854)	2,765	24,005

Total units outstanding at end of year	38,170	13,742	67,197	85,986	52,487	12,198	69,006

	Equity	Small-Cap	Multi-	Main Street	Emerging	Inflation	Managed
	Index	Index	Strategy	Core	Markets	Managed	Bond

Total units outstanding at beginning of year	62,300	23,045	19,871	56,951	43,549	59,395	54,904
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	15,377	9,975	6,809	8,504	15,527	7,277	15,072
(b) Transfers between variable accounts, net	36,612	35,641	(18)	5,876	11,565	(16,390)	8,521
(c) Transfers—policy charges and deductions	(12,226)	(7,500)	(3,009)	(6,119)	(4,486)	(4,971)	(7,728)
(d) Transfers—surrenders	(1,305)	(658)	(128)	(212)	(177)	(202)	(48)
(e) Transfers—other	(420)	(152)	(250)	(190)	(25)	74	(536)

Sub-Total	38,038	37,306	3,404	7,859	22,404	(14,212)	15,281

Total units outstanding at end of year	100,338	60,351	23,275	64,810	65,953	45,183	70,185

	Small-Cap	Money	High Yield	Equity		Aggressive	Large-Cap
	Value	Market	Bond	Income	Equity	Equity	Value

Total units outstanding at beginning of year	5,852	296,570	28,896	6,367	6,513	12,846	56,006
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	2,506	172,546	8,920	2,079	2,191	5,113	19,606
(b) Transfers between variable accounts, net	5,352	(364,160)	2,458	1,968	901	896	29,943
(c) Transfers—policy charges and deductions	(1,034)	(26,503)	(5,812)	(1,226)	(1,069)	(3,405)	(10,379)
(d) Transfers—surrenders	(545)	(484)	(1,307)	(11)	(146)	(212)	(914)
(e) Transfers—other	(17)	(969)	(284)	1	—	(187)	(494)

Sub-Total	6,262	(219,570)	3,975	2,811	1,877	2,205	37,762

Total units outstanding at end of year	12,114	77,000	32,871	9,178	8,390	15,051	93,768

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

		Real	Mid-Cap
	Comstock	Estate	Growth	II (1)	III (1)	V (1)

Total units outstanding at beginning of year/period	11,878	37,134	13,445	—	—	—
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	5,055	13,613	6,288	—	—	—
(b) Transfers between variable accounts, net	5,782	5,015	6,825	954	573	954
(c) Transfers—policy charges and deductions	(2,542)	(3,423)	(6,149)	(9)	(6)	(9)
(d) Transfers—surrenders	(1,048)	(73)	(1,169)	—	—	—
(e) Transfers—other	94	(72)	(334)	—	—	—

Sub-Total	7,341	15,060	5,461	945	567	945

Total units outstanding at end of year/period	19,219	52,194	18,906	945	567	945

5. DIVIDENDS

     During 2004, the Funds declared dividends for each of the portfolios/funds in which the Separate Account invested, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, Mid-Cap Growth, and Frontier Capital Appreciation Portfolios/Funds. The amount distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

6. CHARGES AND EXPENSES

     With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for federal income tax purposes. PL&A also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks PL&A assumes, administrative expenses, cost of insurance, charges for optional benefits, and any withdrawal or surrender charges. The operating expenses of the Separate Account are paid by PL&A.

7. RELATED PARTY AGREEMENT

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

(1)	Operations commenced during 2004 (See Note 1 to Financial Statements).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Pacific Life & Annuity Company:

     We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, and Variable Account II, Variable Account III, and Variable Account V, collectively, the “Variable Accounts”) as of December 31, 2004, the related statements of operations for the year then ended (as to the Variable Account II, Variable Account III, and Variable Account V, for the period from commencement of operations through December 31, 2004), the statements of changes in net assets for each of the two years in the period then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the year ended December 31, 2004, and for the period from commencement of operations through December 31, 2003, and as to the Variable Account II, Variable Account III, and Variable Account V, for the period from commencement of operations through December 31, 2004), and the financial highlights for each of four years in the period then ended (as to the Blue Chip, Aggressive Growth, Short Duration Bond, Financial Services, Health Sciences, Technology, Focused 30, Capital Opportunities, Small-Cap Value, Equity Income, Comstock, and Mid-Cap Growth Variable Accounts, and the Variable Account II, Variable Account III, and Variable Account V, for each of the periods from commencement of operations through December 31, 2004). These financial statements and financial highlights are the responsibility of the Separate Account’s Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. Our procedures included confirmation of securities owned as of December 31, 2004. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2004, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 22, 2005

Annual Report
as of December 31, 2004

•	Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life & Annuity Company
Client Services Department Mailing Address:
700 Newport Center Drive
PO Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	85-23210-04